Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE

The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	49,853	31,763	4,620
Restricted cash	115	115	17
Accounts receivable	49,561	141,705	20,609
Prepayments and other current assets	29,637	64,532	9,386
Amounts due from the Company and its subsidiaries	3,806	3,965	577
Amounts due from related parities	1,186	2,848	414
Total current assets	134,158	244,928	35,623
Non-current assets:
Long-term investments	10,000	71,512	10,401
Other receivables-non current	1,354	2,529	368
Property and equipment, net	24,258	46,271	6,730
Intangible assets, net	283	1,406	204
Long-term prepayment	—	11,000	1,600
Total non-current assets	35,895	132,718	19,303
Total assets	170,053	377,646	54,926
LIABILITIES:
Current liabilities:
Accounts payable	8,340	18,683	2,717
Deferred revenue and customer deposits	48,085	55,625	8,091
Accrued liabilities and other current liabilities	31,631	59,556	8,662
Amounts due to the Company and its subsidiaries	39,861	15,534	2,259
Amounts due to related parties	459	8,864	1,289
Total current liabilities	128,376	158,262	23,018
Non-current liabilities:
Amounts due to the Company and its subsidiaries	60,000	240,000	34,907
Other non-current liabilities	216	140	20
Deferred tax liabilities	5	—	—
Deferred revenue and customer deposits	330	—	—
Total non-current liabilities	60,551	240,140	34,927
Total liabilities	188,927	398,402	57,945

Summary of Results of Operations and Cash Flows of VIE
1	Organization and principal activities (continued)

The table sets forth the results of operations and cash flows of the VIE included in the company’s consolidated statements of comprehensive loss and cash flows.

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	70,148	284,348	709,594	103,206
Cost of revenues	(47,559)	(206,789)	(499,589)	(72,662)
Net income/(loss)	18,681	(40,003)	(16,785)	(2,441)
Net cash used in operating activities	7,590	(51,016)	(68,316)	(9,936)
Net cash used in investing activities	—	(10,000)	(104,675)	(15,224)
Net cash provided by financing activities	1,000	—	154,901	22,529